Financial risk management (Details Narrative) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Overdrafts interest	$ 1,870	$ 680
Profit before tax	880,550	1,175,377
Unused credit facilities	$ 670,524	653,700
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Percenatge of increase market interest rates	1.00%
Profit before tax	$ 7,780	$ 8,860
Percenatge of decrease market interest rates	1.00%